Operating Leases (Details 1) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	$ 2,641,169	$ 127,490
Less than one year [Member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	46,538	8,052
Between one and five years [Member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	404,695	32,208
More than five years [Member]
Disclosure of non-cancellable lease receivables [line Items]
Minimum lease payments receivable under non-cancellable operating lease	$ 2,189,936	$ 87,230